Transactions with Related Parties - Summary of Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Share-based benefits	$ 64,576	$ 3,832	$ 10,443
Short term employee benefits	24,966	28,396	17,223
Other	98	139	138
Total	$ 89,640	$ 32,367	$ 27,804